Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share
The amounts used in computing basic and diluted earnings per share attributable to U.S. Cellular shareholders were as follows:

Year Ended December 31,	2019	2018	2017
(Dollars and shares in millions, except per share amounts)
Net income attributable to U.S. Cellular shareholders	$127	$150	$12

Weighted average number of shares used in basic earnings per share	86	86	85
Effects of dilutive securities	2	1	1
Weighted average number of shares used in diluted earnings per share	88	87	86

Basic earnings per share attributable to U.S. Cellular shareholders	$1.47	$1.75	$0.14

Diluted earnings per share attributable to U.S. Cellular shareholders	$1.44	$1.72	$0.14